CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
Jun. 30, 2012
Operating activities
Net loss	$ (8,033,000)
Non-cash adjustments reconciling net loss to operating cash flows
Depreciation of property and equipment	68,000
Stock-based compensation expense	652,000
Lease incentive	43,000
Changes in operating assets and liabilities
Interest and other receivables	74,000
Other current assets	290,000
Accounts payable and accrued liabilities	(373,000)
Cash flows used for operating activities	(7,279,000)
Investing activities
Purchases of property and equipment	(51,000)
Purchases of marketable securities	(13,419,000)
Security deposit	(15,000)
Disposal and maturities of marketable securities	18,905,000
Cash flows provided by investing activities	5,420,000
Financing activities
Costs of reorganization	(16,000)
Cash flows used for financing activities	(16,000)
Increase (decrease) in cash and cash equivalents	(1,875,000)
Effect of exchange rate changes on cash and cash equivalents	44,000
Cash and cash equivalents, beginning of period	9,882,000
Cash and cash equivalents, end of period	$ 8,051,000